Segment Information (Details)	12 Months Ended
	Dec. 31, 2013 USD ($) segment	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Corn-base edible alcohol and its by-products CNY	Dec. 31, 2012 Corn-base edible alcohol and its by-products CNY	Dec. 31, 2011 Corn-base edible alcohol and its by-products CNY	Dec. 31, 2013 Operating segments CNY	Dec. 31, 2012 Operating segments CNY	Dec. 31, 2011 Operating segments CNY	Dec. 31, 2013 Operating segments Corn-base edible alcohol and its by-products CNY	Dec. 31, 2012 Operating segments Corn-base edible alcohol and its by-products CNY	Dec. 31, 2011 Operating segments Corn-base edible alcohol and its by-products CNY	Dec. 31, 2013 Operating segments CPE CNY	Dec. 31, 2013 Operating segments Foam insulation CNY
Segment Information
Number of reportable segments	3	3
Segment information
Revenues	$ 369,855,197	2,254,970,152	2,587,441,751	2,685,223,409				2,254,970,152	2,587,441,751	2,685,223,409	2,249,552,806	2,587,441,751	2,685,223,409	5,004,607	412,739
Income before income taxes	17,497,145	106,678,342	250,868,605	418,189,154				106,678,342	250,868,605	418,189,154	107,849,762	250,868,605	418,189,154	(883,268)	(288,152)
Interest income	631,513	3,850,272	1,364,810	1,169,183	3,850,272	1,364,810	1,169,183
Interest expense	14,951,694	91,158,982	42,767,789	34,114,359	91,158,982	42,767,789	34,114,359
Income tax expense	4,453,088	27,150,033	62,717,151	105,194,680	27,150,033	62,717,151	105,194,680
Identifiable assets	481,155,371	2,933,556,176	2,442,992,664	1,972,753,262				2,993,556,176	2,442,992,664	1,972,753,262	2,627,430,265	2,442,992,664	1,972,753,262	230,307,062	75,818,849
Capital expenditure	30,934,255	188,603,062	138,456,431	303,083,944				188,603,062	138,456,431	303,083,944	12,371,997	138,456,431	303,083,944	146,075,937	30,155,128
Depreciation and amortization	$ 18,486,986	112,713,304	102,392,854	88,785,114				112,713,304	102,392,854	88,785,114	111,101,216	102,392,854	88,785,114	1,208,774	403,314